Expense Example (dei_DocumentInformationDocumentAxis, (Oppenheimer Equity Income Fund, Inc.), USD $)	0 Months Ended
Feb. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 677
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	1,801
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	940
Expense Example, with Redemption, 5 Years	1,299
Expense Example, with Redemption, 10 Years	1,888
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	2,189
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	789
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	814
Expense Example, with Redemption, 10 Years	1,781
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	$ 946